Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

5. Intangible assets

Intangible assets, net consists of the following:

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
License (1)	—	26,000,000	3,781,543
Domain name and others	3,188,898	4,362,895	634,557
Accumulated amortization	(1,572,660)	(1,962,489)	(285,432)
Intangible assets, net	1,616,238	28,400,406	4,130,668
(1)	During 2018, the Group acquired an insurance broker license at a cost of RMB26,000,000.

Amortization expenses were RMB598,272,  RMB678,692 and RMB389,829  (US$56,698) for the years ended December 31, 2016, 2017 and 2018 respectively. The Group expects to record amortization expenses of RMB413,621  (US$60,159), RMB398,140  (US$57,907), RMB227,845  (US$33,139), RMB227,845  (US$33,139) and RMB227,845  (US$33,139) for the years ending December 31, 2019, 2020, 2021, 2022 and 2023, respectively.